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Vaughan Nelson International Small Cap Fund
SUMMARY SECTION – Vaughan Nelson International Small Cap Fund
Investment Objective
The investment objective of the Vaughan Nelson International Small Cap Fund (the "International Small Cap Fund" or "Fund") is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson International Small Cap Fund - USD ($)	Investor Class Shares	Advisor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (load)	none	none	none
Wire fee	$ 20	$ 20	$ 20
Overnight check delivery fee	25	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson International Small Cap Fund		Investor Class Shares	Advisor Class Shares	Institutional Class Shares
Management fees		0.90%	0.90%	0.90%
Distribution (Rule 12b-1) fees		0.25%	none	none
Other expenses (includes shareholder service fees of up to 0.15%)	[1]	1.21%	1.21%	1.21%
Total annual fund operating expenses		2.36%	2.11%	2.11%
Fees waived and/or expenses reimbursed	[2]	(0.96%)	(0.96%)	(0.96%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.40%	1.15%	1.15%
[1]	"Other Expenses" for Advisor Class shares and Institutional Class shares have been restated to reflect current fees. "Other Expenses" for Investor Class shares have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, 1.15% and 1.15% of the average daily net assets of the Investor Class shares, Advisor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson International Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	143	645	1,173	2,623
Advisor Class Shares	117	568	1,046	2,365
Institutional Class Shares	117	568	1,046	2,365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies and will invest at least 75% of its net assets in securities of companies located outside of the United States. The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of October 31, 2019, the market capitalizations of companies included in the MSCI EAFE Small Cap Index were between $54.7 million and $7.91 billion. Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Fund advisor's sole discretion. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the industrial sector.

The Fund's advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that it believes are profitable, undervalued on a range of valuation metrics, and exhibit low levels of leverage. The Fund's investments in equity securities may include common stocks, preferred stocks, convertible securities and American, European and Global Depository Receipts ("ADRs," "EDRs," and "GDRs," respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in exchange-traded funds ("ETFs") that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Geographic (Japan) Risk. From time to time, a significant portion of the Fund's total assets may be invested in the securities of Japanese companies. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2019, 24.52% of the Fund's total assets was invested in the industrial sector. Performance of companies in the industrial sector may be adversely impacted by many factors, including, among others: worldwide economy growth, supply and demand for specific products and services, rapid technological developments and government regulations.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Portfolio Turnover Risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund's advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Advisor Class shares and by showing how the average annual total returns of Advisor Class and Institutional Class shares of the Fund compare with the average annual total returns of a broad-based market index. No performance information is shown for Investor Class shares since Investor Class shares are newly created. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.im.natixis.com/us/vaughan-nelson-funds. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Effective October 1, 2019, Vaughan Nelson Investment Management, L.P. became investment advisor to the Fund. The performance shown is that of the Fund's previous advisor, Advisory Research, Inc.

Calendar Year Total Return (before taxes) for Advisor Class Shares For each calendar year at NAV

Year-to-date return as of September 30, 2019 was 9.09%.

Advisor Class
Highest Calendar Quarter Return at NAV	11.74%	Quarter Ended 03/31/2012
Lowest Calendar Quarter Return at NAV	(17.21)%	Quarter Ended 09/30/2011

Average Annual Total Returns for periods ended December 31, 2018
Average Annual Total Returns - Vaughan Nelson International Small Cap Fund		1 Year	3 Years	5 Years	Since Inception [1]	Inception Date
Investor Class Shares		(15.59%)	5.01%	2.01%	5.62%	Mar. 31, 2010
Advisor Class Shares		(15.29%)	5.28%	2.25%	5.87%	Mar. 31, 2010
Advisor Class Shares | After Taxes on Distributions	[2]	(15.49%)	4.79%	1.43%	4.96%	Mar. 31, 2010
Advisor Class Shares | After Taxes on Distributions and Sales	[2]	(8.57%)	4.38%	1.85%	4.70%	Mar. 31, 2010
Institutional Class Shares		(15.38%)	5.27%	2.26%	5.89%	Mar. 31, 2010
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)		(17.89%)	3.73%	3.06%	6.71%	Mar. 31, 2010
[1]	The Advisor Class shares (which were previously designated as Investor Class shares, and were re-designated as Advisor Class shares effective October 1, 2019) were first offered on March 31, 2010. Institutional Class shares (which were previously designated as Class I shares, and were re-designated as Institutional Class shares effective October 1, 2019) were first offered on December 31, 2013. The performance figures for Institutional Class shares (previously designated as Class I shares) include the performance for the Advisor Class shares (previously designed as Investor Class shares) for the period prior to December 31, 2013.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.